Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ (16,896)	$ 288
Accrued charter revenue	409	5,100
Accrued charter revenue, non-current	10,264	13,422
Accrued charter revenue reductions	2,208	0
Charter revenue resulting from varying charter rates	$ 27,569	$ 18,234